Derivative financial instruments (Details)	1 Months Ended
	Jun. 30, 2025 CHF (SFr) EquityInstruments SFr / shares shares	Jun. 30, 2026 CHF (SFr)	Dec. 31, 2025 CHF (SFr)
Disclosure of fair value measurement of assets
Derivative financial instruments		SFr 509,067	SFr 509,067
Measured at fair value | Level 3
Disclosure of fair value measurement of assets
Financial assets		795,029	795,029
Phantom shares
Disclosure of fair value measurement of assets
Derivative financial instruments		285,962	285,962
Financial assets		285,962	285,962
Phantom shares | Financial assets at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets
Financial assets		285,962	285,962
Anti-dilution protection
Disclosure of fair value measurement of assets
Derivative financial instruments		102,547	102,547
Financial assets		102,547	102,547
Anti-dilution protection | Financial assets at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets
Financial assets		102,547	102,547
Warrants
Disclosure of fair value measurement of assets
Derivative financial instruments		120,558	120,558
Warrants | Financial assets at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets
Financial assets		120,558	120,558
Warrants received with ten-year exercise period
Disclosure of fair value measurement of assets
Financial assets		60,547	60,547
Warrants received with five-year exercise period
Disclosure of fair value measurement of assets
Financial assets		60,011	60,011
Preferred shares
Disclosure of fair value measurement of assets
Financial assets		285,962	285,962
Preferred shares | Financial assets at fair value through other comprehensive income | Level 3
Disclosure of fair value measurement of assets
Financial assets		SFr 285,962	SFr 285,962
Stalicla SA
Disclosure of fair value measurement of assets
Phantom shares received on investment in Stalicla SA | shares	23,342
Ordinary shares to proceeds from which phantom shares entitle | shares	23,342
Derivative financial instruments	SFr 509,067
Amount not recorded as phantom shares due to cap on fair value	SFr 111,552
Stalicla SA | Warrants received with ten-year exercise period
Disclosure of fair value measurement of assets
Warrants received on investment in Stalicla SA | EquityInstruments	23,342
Exercise period of warrants received on investment in Stalicla SA	10 years
Strike price of warrants received on investment in Stalicla SA | SFr / shares	SFr 34.05
Ordinary shares to purchase of which warrants entitle | shares	23,342
Stalicla SA | Warrants received with five-year exercise period
Disclosure of fair value measurement of assets
Warrants received on investment in Stalicla SA | EquityInstruments	3,591
Exercise period of warrants received on investment in Stalicla SA	5 years
Strike price of warrants received on investment in Stalicla SA | SFr / shares	SFr 0.1
Preferred shares to purchase of which warrants entitle | shares	3,591